CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017		$ 335	$ 104,923	$ 392	$ (77,124)	$ 659	$ 29,185
Balance, shares at Dec. 31, 2017	[1]	31,392,040
Share-based compensation to employees			898				898
Exercise of warrants		$ 13	787				800
Exercise of warrants, shares	[1]	1,454,546
Issuance of shares, net		$ 37	12,215				12,252
Issuance of shares, net, shares	[1]	4,545,454
Exercise of Option		$ 1	(1)
Exercise of Option, shares	[1]	124,851
Net income (loss)					163	(386)	(223)
Transaction with non-controlling interest			(254)			(546)	(800)
Other comprehensive income				(172)		(79)	(251)
Balance at Dec. 31, 2018		$ 386	118,568	220	(76,961)	(352)	41,861
Balance, shares at Dec. 31, 2018	[1]	37,516,891
Share-based compensation to employees			1,148				1,148
Issuance of shares, net		$ 4	1,496				1,500
Issuance of shares, net, shares	[1]	545,455
Exercise of Option		$ 4					4
Exercise of Option, shares	[1]	394,347
Net income (loss)					(2,030)	(309)	(2,339)
Transaction with non-controlling interest				(1,195)		661	(534)
Other				(220)			(220)
Balance at Dec. 31, 2019		$ 394	121,212	(1,195)	(78,991)		41,420
Balance, shares at Dec. 31, 2019	[1]	38,456,693
Share-based compensation to employees			1,436				1,436
Issuance of shares, net		$ 41	23,496				23,537
Issuance of shares, net, shares	[1]	4,819,052
Exercise of Option		$ 5	(5)
Exercise of Option, shares	[1]	448,701
Net income (loss)					5,640		5,640
Balance at Dec. 31, 2020		$ 440	$ 146,139	$ (1,195)	$ (73,351)		$ 72,033
Balance, shares at Dec. 31, 2020	[1]	43,724,466

[1]	See Note 10a.